Warrant Liabilities - Schedule of Fair Value Warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Warrants [Line Items]
Spot price (in CAD$) (in Dollars per share)	$ 2.16	$ 3.06	$ 0.47
Risk-free interest rate	2.80%	3.91%	4.07%
Expected annual volatility	104.00%	123.00%	143.00%
Expected life (years)	2.62	1	2.01
Dividend
Issued [Member]
Schedule of Fair Value Warrants [Line Items]
Spot price (in CAD$) (in Dollars per share)	$ 1.6		$ 3.78
Risk-free interest rate	3.25%		1.62%
Expected annual volatility	104.00%		145.00%
Expected life (years)	3		3.5
Dividend